Registration No. 333-142455
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

        Pre-Effective Amendment No.                                   [ ]
                                   ----

        Post-Effective Amendment No.  2                               [X]
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                                 AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]

        Amendment No.                                                 [ ]
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                        (Check appropriate box or boxes)

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                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

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                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)
             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code: (212) 554-1234

                                   DODIE KENT
                  Vice President and Associate General Counsel

                      AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
            (Names and Addresses of Agents for Service (212)554-1234)

                  Please send copies of all communications to:
                           CHRISTOPHER E. PALMER, ESQ.
                              Goodwin Procter LLP
                         901 New York Avenue, Northwest
                             Washington, D.C. 20001
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                     CALCULATION OF REGISTRATION FEE UNDER
                           THE SECURITIES ACT OF 1933

         Approximate Date of Proposed Public Offering: Continuous.

         It is proposed that this filing will become effective (check appropriate box):

[_]      Immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]      On November 28, 2007 pursuant to paragraph (b) of Rule 485.

[_]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[_]      On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

                                      NOTE


Pursuant to Rule 485(b) (1) (iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 2 is to delay the effective date of the Post-Effective No. 1, which was filed on or about August 30, 2007. The Parts A, B and C of Post-Effective Amendment No. 1 are hereby incorporated by reference. We will make a filing pursuant to Rule 485(b) at a future date which incorporates all staff comments and any required missing information or items.

                                   SIGNATURES

     As required by the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf, in the City and State of New York, on this 26th day of October, 2007.


                                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                     (Registrant)


                                     By: AXA Equitable Life Insurance Company


                                     By: /s/ Dodie Kent
                                         ------------------------------------
                                             Dodie Kent
                                             Vice President and
                                             Associate General Counsel

                                   SIGNATURES


         As required by the Securities Act of 1933, the depositor has caused this Registration Statement to be signed on its behalf, in the City and State of New York, on this 26th day of October, 2007.


                                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)


                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and
                                              Associate General Counsel
                                              AXA Equitable Life
                                              Insurance Company


         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard Dziadzio                          Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert                 Anthony Hamilton            Joseph H. Moglia
Christopher M. Condron           Mary R. (Nina) Henderson    Lorie A. Slutsky
Henri de Castries                James F. Higgins            Ezra Suleiman
Denis Duverne                    Scott D. Miller             Peter J. Tobin
Charlynn Goins

*By: /s/ Dodie Kent
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         Dodie Kent
         Attorney-in-Fact

October 26, 2007

                                      C-15